Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

	Years Ended December 31,
	2022	2021
Federal statutory tax rate	(21.0)%	(21.0)%
State taxes, net of federal tax benefit	(5.3)	(1.7)
Change in valuation allowance	26.4	8.4
NQSO Comp – Other	0.0	0.5
EQ Comp – Other	0.0	13.4
True-up Adjustment	(0.1)	0.4
Effective tax rate	—%	—%

	As of December 31,
	2022	2021
Current:
Federal	$—	$—
State Franchise Fees	(8,850)	9,300

Schedule of Income before Income Tax, Domestic and Foreign

	As of December 31,
	2022	2021
Current:
Federal	$—	$—
State Franchise Fees	(8,850)	9,300

Schedule of Components of Income Tax Expense

	As of December 31,
	2022	2021
Deferred tax assets:
Net Operating Losses	$1,719,889	$151,797
Stock-based compensation	444,051	150,524
Other	424,675	17,927
Subtotal	2,588,615	320,248
Valuation allowance	(2,584,010)	(297,815)
Deferred tax liabilities:
Depreciation	(4,605)	(22,433)
Net deferred tax asset	$—	$—

Summary of Operating Loss Carryforward

	As of December 31,
	2022	2021
Income tax provision at federal statutory rate	$(1,584,531)	$(746,778)
State taxes	(399,174)	(59,202)
Stock-based compensation	—	491,727
Other	(8,964)	16,438
Valuation allowance	1,992,669	(297,815)
Net deferred tax asset	$—	$—